Share - Based Compensation - Summary of Employee Option Activity Under the Company's 2014 Plan (Detail) - Class A Ordinary Shares [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Number of options,Balance	4,980,394	3,245,554	2,080,015
Number of options,Granted	490,759	2,388,750	1,237,584
Exercise of option, Exercised	(1,894,994)
Number of Options, Repurchased and canceled employee's vested option			(63,545)
Number of options, Forfeited	(937,438)	(653,910)	(8,500)
Number of options,Balance	2,638,721	4,980,394	3,245,554	2,080,015
Number of Options, Vested and expected to vest	2,176,647
Number of Options, Exercisable	597,118
Weighted Average Exercise Price
Weighted Average Exercise Price, Balance	$ 0.3806	$ 0.2093	$ 0.1012
Weighted Average Exercise Price, Granted	0.6000	0.6000	0.3805
Weighted Average Exercise Price, Repurchased and canceled employee's vested option			0.0212
Weighted Average Exercise Price, Exercised	0.1484
Weighted Average Exercise Price, Forfeited	0.5477	0.3318	0.1106
Weighted Average Exercise Price, Balance	0.5288	$ 0.3806	$ 0.2093	$ 0.1012
Weighted Average Exercise Price, Vested and expected to vest	0.5335
Weighted Average Exercise Price, Exercisable	$ 0.5000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, Outstanding	$ 35,875	$ 25,272,000	$ 7,547
Weighted Average Remaining Contractual Life, Outstanding	8 years 4 months 20 days	8 years 2 months 8 days	8 years 2 months 1 day	8 years 2 months 15 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	8 years 4 months 27 days
Weighted Average Remaining Contractual Life, Exercisable	8 years 3 days
Aggregate Intrinsic Value, Outstanding	$ 11,429	$ 35,875	$ 25,272,000	$ 7,547
Aggregate Intrinsic Value, vested and expected to vest	9,417,000
Aggregate Intrinsic Value, Exercisable	$ 2,603,000
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Outstanding	$ 7.13	$ 3.61	$ 1.94
Weighted Average Grant Date Fair Value, Granted	7.27	11.74	6.26
Weighted Average Grant Date Fair Value, Outstanding	8.76	$ 7.13	$ 3.61	$ 1.94
Weighted Average Grant Date Fair Value,Vested and expected	8.50
Weighted Average Grant Date Fair Value, Exercisable Fair Value	$ 8.66